Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2015
Segment and geographic information
Net interest revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2013
Non-interest revenue	¥394,294	¥66,489	¥491,773	¥695,695	¥1,648,251
Net interest revenue	3,631	2,448	153,083	(31,467)	127,695

Net revenue	397,925	68,937	644,856	664,228	1,775,946
Non-interest expenses	297,297	47,768	573,199	657,637	1,575,901

Income (loss) before income taxes	¥100,628	¥21,169	¥71,657	¥6,591	¥200,045

Year ended March 31, 2014
Non-interest revenue	¥505,911	¥77,354	¥637,987	¥183,514	¥1,404,766
Net interest revenue	6,005	3,126	127,110	5,335	141,576

Net revenue	511,916	80,480	765,097	188,849	1,546,342
Non-interest expenses	319,915	53,373	653,299	168,869	1,195,456

Income (loss) before income taxes	¥192,001	¥27,107	¥111,798	¥19,980	¥350,886

Year ended March 31, 2015
Non-interest revenue	¥471,565	¥88,802	¥626,228	¥282,542	¥1,469,137
Net interest revenue	4,940	3,552	163,639	(61,777)	110,354

Net revenue	476,505	92,354	789,867	220,765	1,579,491
Non-interest expenses	314,675	60,256	707,671	174,815	1,257,417

Income (loss) before income taxes	¥161,830	¥32,098	¥82,196	¥45,950	¥322,074

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Year ended March 31
	2013	2014	2015
Net gain related to economic hedging transactions	¥989	¥17,403	¥15,120
Realized gain (loss) on investments in equity securities held for operating purposes	1,001	4,428	4,725
Equity in earnings of affiliates	14,401	28,571	42,235
Corporate items	17,652	(38,772)	(20,119)
Other(1)	(27,452)	8,350	3,989

Total	¥6,591	¥19,980	¥45,950

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Year ended March 31
	2013	2014	2015
Net revenue	¥1,775,946	¥1,546,342	¥1,579,491
Unrealized gain (loss) on investments in equity securities held for operating purposes	37,685	10,728	24,685

Consolidated net revenue	¥1,813,631	¥1,557,070	¥1,604,176

Non-interest expenses	¥1,575,901	¥1,195,456	¥1,257,417
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,575,901	¥1,195,456	¥1,257,417

Income before income taxes	¥200,045	¥350,886	¥322,074
Unrealized gain (loss) on investments in equity securities held for operating purposes	37,685	10,728	24,685

Consolidated income before income taxes	¥237,730	¥361,614	¥346,759

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Year ended March 31
	2013	2014	2015
Net revenue(1):
Americas	¥208,962	¥262,684	¥207,859
Europe	172,761	232,735	201,278
Asia and Oceania	43,265	62,622	86,746

Subtotal	424,988	558,041	495,883
Japan	1,388,643	999,029	1,108,293

Consolidated	¥1,813,631	¥1,557,070	¥1,604,176

Income (loss) before income taxes:
Americas	¥25,730	¥29,472	¥(27,575)
Europe	(93,099)	(48,911)	(23,455)
Asia and Oceania	(12,063)	(5,247)	34,594

Subtotal	(79,432)	(24,686)	(16,436)
Japan	317,162	386,300	363,195

Consolidated	¥237,730	¥361,614	¥346,759

	March 31
	2013	2014	2015
Long-lived assets:
Americas	¥118,302	¥133,147	¥146,758
Europe	111,381	93,111	88,928
Asia and Oceania	20,471	16,163	14,891

Subtotal	250,154	242,421	250,577
Japan	294,002	281,780	274,202

Consolidated	¥544,156	¥524,201	¥524,779

(1)	There is no revenue derived from transactions with a single major external customer.